Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 22,893,875	$ 22,042,687	$ 44,085,374	$ 35,839,268	$ 89,593
Direct costs	(6,146,872)	(4,955,436)	(10,202,465)	(9,607,360)	(2,295,809)
GROSS PROFIT / (LOSS)	16,747,003	17,087,251	33,882,909	26,231,908	(2,206,216)
Listing expenses			(101,773,877)
General and administrative expenses	(2,696,346)	(1,236,507)	(2,608,984)	(2,029,260)	(574,266)
Finance costs	(3,370,988)	(3,412,843)	(5,730,535)	(6,951,923)	(966,926)
Changes in fair value of derivative financial instruments	179,758	(484,603)	1,273,740
Changes in fair value of derivative warrant liability	5,307,225		(328,176)	(1,190,073)
NET PROFIT	16,166,652	11,953,298	(75,284,923)	16,060,652	(3,747,408)
Other comprehensive income
PROFIT AND TOTAL COMPREHENSIVE INCOME FOR THE PERIOD	$ 16,166,652	$ 11,953,298	$ (75,284,923)	$ 16,060,652	$ (3,747,408)
Earnings per share attributable to the ordinary shareholders of the Group:
Basic and diluted (loss) / earnings per share (cents)	$ 0.184	$ 0.2	$ (0.94)	$ 0.2	$ (0.05)